Mar. 24, 2021
KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF
KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF

KRANE SHARES TRUST

KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF
(the “Funds”)

Supplement dated March 24, 2021 to the currently effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information as each may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2020 and the supplement dated January 12, 2021.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Pursuant to a supplement dated January 12, 2021, KraneShares E Fund China Commercial Paper ETF and KraneShares Bloomberg Barclays China Bond Inclusion Index ETF, announced certain changes that would be effective on April 1, 2021. Due to timing of certain Chinese holidays, the effective date of the changes announced in supplement dated January 12, 2021 has been delayed by a week and the effective date of the previously announced changes is now April 8, 2021.

As a result, all the changes noted in the supplement dated January 12, 2021 are now effective on April 8, 2021 instead of April 1, 2021. This includes the name changes and the changes to the goal, principal investment strategies, principal investment risks, fee table, management information and underlying index description. For more information about these changes, please refer to the supplement dated January 12, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.